Intangible assets, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (3,985,273)	$ (3,095,844)
Impairment for capitalized software	(2,410,458)	(1,322,433)
Intangible assets, net	2,556,761	4,778,481
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	3,134,481	2,899,801
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	5,617,060	6,079,463
Platform system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	41,466	44,880
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	159,485	172,614
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross